Disclosures on the effects of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2023
Foreign exchange rates [abstract]
Schedule of assets held in foreign currency subject to fluctuations in exchange rates

Class of Asset	Currency	As of December 31, 2023	As of December 31, 2022
		ThUS$	ThUS$
Cash and cash equivalents	USD	855,001	1,637,507
Cash and cash equivalents	CLP	3,425	806,106
Cash and cash equivalents	CNY	31,362	92,394
Cash and cash equivalents	EUR	11,183	14,963
Cash and cash equivalents	GBP	26	1
Cash and cash equivalents	AUD	108,883	89,602
Cash and cash equivalents	MXN	649	1,406
Cash and cash equivalents	AED	6	2
Cash and cash equivalents	JPY	899	686
Cash and cash equivalents	NOK	8	—
Cash and cash equivalents	ZAR	10,559	11,647
Cash and cash equivalents	KRW	19,364	918
Cash and cash equivalents	IDR	3	3
Cash and cash equivalents	PLN	1	1
Subtotal cash and cash equivalents		1,041,369	2,655,236
Other current financial assets	USD	879,612	722,165
Other current financial assets	BRL	10	39
Other current financial assets	CLP	446,221	239,151
Subtotal other current financial assets		1,325,843	961,355
Other current non-financial assets	USD	22,092	35,237
Other current non-financial assets	AUD	4,870	9,516
Other current non-financial assets	CLF	227	259
Other current non-financial assets	CLP	85,079	85,608
Other current non-financial assets	CNY	529	56,404
Other current non-financial assets	EUR	1,304	1,046
Other current non-financial assets	COP	294	217
Other current non-financial assets	MXN	2,014	4,685
Other current non-financial assets	THB	2	2
Other current non-financial assets	JPY	2,267	158
Other current non-financial assets	ZAR	41	3,203
Other current non-financial assets	KRW	18,031	—
Subtotal other non-financial current assets		136,750	196,335
Trade and other receivables	USD	516,261	788,596
Trade and other receivables	BRL	8	22
Trade and other receivables	CLF	1,330	550
Trade and other receivables	CLP	61,146	58,412
Trade and other receivables	CNY	282,117	161,492
Trade and other receivables	EUR	25,542	36,318
Trade and other receivables	GBP	147	76
Trade and other receivables	MXN	670	889
Trade and other receivables	AED	1,467	3,116
Trade and other receivables	JPY	382	129
Trade and other receivables	AUD	2,598	1,708
Trade and other receivables	ZAR	12,295	33,361
Trade and other receivables	KRW	8	—
Trade and other receivables	COP	3,210	2,751
Subtotal trade and other receivables		907,181	1,087,420

Class of Asset	Currency	As of December 31, 2023	As of December 31, 2022
		ThUS$	ThUS$
Receivables from related parties	USD	40,236	79,331
Receivables from related parties	EUR	3,017	1,250
Receivables from related parties	AUD	—	1,041
Subtotal receivables from related parties		43,253	81,622
Current inventories	USD	1,774,594	1,784,281
Subtotal Current Inventories		1,774,594	1,784,281
Current tax assets	USD	611,841	127,068
Current tax assets	BRL	2	1
Current tax assets	CLP	3,637	2,125
Current tax assets	EUR	13,556	14,042
Current tax assets	MXN	5,216	59
Current tax assets	JPY	11	—
Current tax assets	CNY	—	77,397
Current tax assets	ZAR	29	28
Current tax assets	COP	2,741	1,481
Current tax assets	KRW	—	2,713
Subtotal current tax assets		637,033	224,914
Non-current assets or groups of assets classified as held for sale	USD	118	346
Subtotal Non-current assets or groups of assets classified as held for sale		118	346
Total current assets		5,866,141	6,991,509
Other non-current financial assets	USD	248,281	32,126
Subtotal Other non-current financial assets		248,281	32,126
Other non-current non-financial assets	USD	65,616	52,396
Other non-current non-financial assets	CNY	308,084	—
Subtotal Other non-current non-financial assets		373,700	52,396
Other receivables, non-current	USD	705	713
Other receivables, non-current	CLF	9	77
Other receivables, non-current	MXN	179	88
Other receivables, non-current	KRW	667	—
Other receivables, non-current	CLP	999	1,213
Subtotal Other receivables, non-current		2,559	2,091
Investments classified using the equity method of accounting	USD	76,532	22,959
Investments classified using the equity method of accounting	AED	2,778	19,597
Investments classified using the equity method of accounting	EUR	7,107	11,830
Subtotal Investments classified using the equity method of accounting		86,417	54,386
Intangible assets other than goodwill	USD	155,874	166,336
Subtotal intangible assets other than goodwill		155,874	166,336
Purchases goodwill, gross	USD	958	967
Subtotal Purchases goodwill, gross		958	967
Property, plant and equipment	USD	3,609,937	2,726,838
Subtotal property, plant and equipment		3,609,937	2,726,838
Right-of-use assets	USD	73,193	60,867
Subtotal Right-of-use assets		73,193	60,867
Non-current tax assets	USD	59,541	127,114
Subtotal non-current tax assets		59,541	127,114
Deferred tax assets	USD	302,236	604,471
Subtotal Deferred tax assets		302,236	604,471
Total non-current assets		4,912,696	3,827,592
Total assets		10,778,837	10,819,101

Schedule of liabilities held in foreign currencies

		As of December 31, 2023			As of December 31, 2022
Class of liability	Currency	Up to 90 days	More than 90 days to 1 year	Total	Up to 90 days	More than 90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities
Other current financial liabilities	USD	773,314	462,656	1,235,970	120,652	381,922	502,574
Other current financial liabilities	CLF	20,191	338	20,529	20,094	331	20,425
Subtotal other current financial liabilities		793,505	462,994	1,256,499	140,746	382,253	522,999
Lease liabilities, current	USD	—	9,293	9,293	—	6,549	6,549
Lease liabilities, current	CLF	—	2,284	2,284	—	2,331	2,331
Lease liabilities, current	MXN	—	3,573	3,573	—	436	436
Lease liabilities, current	EUR	—	438	438	—	387	387
Lease liabilities, current	AUD	—	2,604	2,604	—	2,446	2,446
Subtotal Lease liabilities, current		—	18,192	18,192	—	12,149	12,149
Trade and other payables	USD	87,043	7,310	94,353	121,260	110	121,370
Trade and other payables	CLF	3,614	—	3,614	2,618	—	2,618
Trade and other payables	BRL	12	—	12	10	—	10
Trade and other payables	THB	4	—	4	4	—	4
Trade and other payables	CLP	227,990	52	228,042	162,470	—	162,470
Trade and other payables	CNY	28,562	—	28,562	4,757	—	4,757
Trade and other payables	EUR	52,883	6,399	59,282	56,118	564	56,682
Trade and other payables	GBP	18	—	18	18	—	18
Trade and other payables	MXN	1,499	—	1,499	802	—	802
Trade and other payables	AUD	32,439	7	32,446	24,394	—	24,394
Trade and other payables	ZAR	984	—	984	1,256	—	1,256
Trade and other payables	AED	—	—	—	72	—	72
Trade and other payables	JPY	—	—	—	—	—	—
Trade and other payables	CHF	21	—	21	32	—	32
Trade and other payables	COP	302	—	302	115	—	115
Trade and other payables	CAD	2			—	—	—
Trade and other payables	KRW	492	—	492	189	—	189
Subtotal trade and other payables		435,865	13,768	449,633	374,115	674	374,789
Trade payables due to related parties	AUD	2,346	—	2,346	—	—	—
Subtotal Trade payables due to related parties		2,346	—	2,346	—	—	—
Other current provisions	USD	384,972	6,793	391,765	1,300,878	2,051	1,302,929
Other current provisions	CLP	332	—	332	—	217	217
Other current provisions	JPY	225	—	225	—	—	—

		As of December 31, 2023			As of December 31, 2022
Class of liability	Currency	Up to 90 days	More than 90 days to 1 year	Total	Up to 90 days	More than 90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Subtotal other current provisions		385,529	6,793	392,322	1,300,878	2,268	1,303,146

Current tax liabilities	USD	162,743	9,805	172,548	—	348,658	348,658
Current tax liabilities	CLP	—	513	513	—	999	999
Current tax liabilities	EUR	—	4,850	4,850	—	1,386	1,386
Current tax liabilities	MXN	—	—	—	—	5,568	5,568
Current tax liabilities	AUD	—	169	169	—	—	—
Current tax liabilities	KRW	—	5,197	5,197	—	—	—
Current tax liabilities	CNY	—	356	356	—	—	—
Subtotal current tax liabilities		162,743	20,890	183,633	—	356,611	356,611
Provisions for employee benefits, current	USD	21,575	—	21,575	25,867	8,631	34,498
Provisions for employee benefits, current	AUD	492	—	492	390	—	390
Provisions for employee benefits, current	EUR	560	—	560	385	—	385
Provisions for employee benefits, current	CLP	1,117	—	1,117	—	—	—
Provisions for employee benefits, current	MXN	202	—	202	103	—	103
Subtotal Provisions for employee benefits, current		23,946	—	23,946	26,745	8,631	35,376
Other current non-financial liabilities	USD	57,114	61,037	118,151	393,401	98	393,499
Other current non-financial liabilities	BRL	17	—	17	1	—	1
Other current non-financial liabilities	CLP	32,780	24,787	57,567	8,281	39,456	47,737
Other current non-financial liabilities	CNY	134	—	134	92	—	92
Other current non-financial liabilities	EUR	669	969	1,638	1,564	250	1,814
Other current non-financial liabilities	MXN	966	16	982	725	14	739
Other current non-financial liabilities	JPY	49	—	49	47	—	47
Other current non-financial liabilities	PEN	—	—	—	—	—	—
Other current non-financial liabilities	COP	202	—	202	250	—	250
Other current non-financial liabilities	ARS	—	—	—	26	—	26
Other current non-financial liabilities	ZAR	550	—	550	—	1	1
Other current non-financial liabilities	KRW	8,015	—	8,015	2,271	—	2,271
Subtotal other current non-financial liabilities		100,496	86,809	187,305	406,658	39,819	446,477
Total current liabilities		1,904,430	609,446	2,513,876	2,249,142	802,405	3,051,547

		As of December 31, 2023
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	249,963	195,833	99,685	—	2,271,326	2,816,807
Other non-current financial liabilities	CLF	—	—	—	—	396,615	396,615
Subtotal Other non-current financial liabilities		249,963	195,833	99,685	—	2,667,941	3,213,422
Non-current lease liabilities	USD	—	13,059	—	4,843	—	17,902
Non-current lease liabilities	CLP	—	—	—	21	—	21
Non-current lease liabilities	CLF	—	8,971	—	—	—	8,971
Non-current lease liabilities	MXN	—	—	—	4,235	—	4,235
Non-current lease liabilities	EUR	—	—	—	3,315	—	3,315
Non-current lease liabilities	AUD	—	—	—	22,522	—	22,522
Subtotal non-current lease liabilities		—	22,030	—	34,936	—	56,966
Non-current Trade and other payables	USD	—	—	—	—	—	—
Subtotal Non-current Trade and other payables		—	—	—	—	—	—
Other non-current provisions	USD	—	27,599	—	—	32,851	60,450
Subtotal Other non-current provisions		—	27,599	—	—	32,851	60,450
Deferred tax liabilities	USD	—	394,688	—	—	—	394,688
Subtotal Deferred tax liabilities		—	394,688	—	—	—	394,688
Provisions for employee benefits, non-current	USD	10,008	8,066	—	—	440	18,514
Provisions for employee benefits, non-current	CLP	42,813	—	—	—	—	42,813
Provisions for employee benefits, non-current	MXN	314	—	—	—	—	314
Provisions for employee benefits, non-current	AUD	—	—	—	—	91	91
Provisions for employee benefits, non-current	JPY	218	—	—	—	—	218
Provisions for employee benefits, non-current	EUR	56	—	—	—	—	56
Subtotal Provisions for employee benefits, non-current		53,409	8,066	—	—	531	62,006
Total non-current liabilities		303,372	648,216	99,685	34,936	2,701,323	3,787,532
Total liabilities							6,301,408

	As of December 31, 2022
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	—	197,521	249,531	—	1,544,654	1,991,706
Other non-current financial liabilities	CLF	—	—	—	—	402,512	402,512
Subtotal Other non-current financial liabilities		—	197,521	249,531	—	1,947,166	2,394,218
Non-current lease liabilities	USD	—	13,566	—	22,500	—	36,066
Non-current lease liabilities	CLP	—	—	—	23	—	23
Non-current lease liabilities	CLF	—	—	—	10,982	—	10,982
Non-current lease liabilities	MXN	—	—	—	1,094	—	1,094
Non-current lease liabilities	EUR	—	—	—	1,420	—	1,420
Subtotal non-current lease liabilities		—	13,566	—	36,019	—	49,585
Non-current Trade and other payables	USD	—	—	—	—	—	—
Subtotal Non-current Trade and other payables		—	—	—	—	—	—
Other non-current provisions	USD	—	3,648	—	26,200	28,205	58,053
Subtotal Other non-current provisions		—	3,648	—	26,200	28,205	58,053
Deferred tax liabilities	USD	—	289,825	—	—	—	289,825
Subtotal Deferred tax liabilities		—	289,825	—	—	—	289,825
Provisions for employee benefits, non-current	USD	34,326	—	—	—	9,006	43,332
Provisions for employee benefits, non-current	CLP	540	—	—	—	—	540
Subtotal Provisions for employee benefits, non-current		34,866	—	—	—	9,006	43,872
Total non-current liabilities		34,866	504,560	249,531	62,219	1,984,377	2,835,553
Total liabilities							5,887,100

Schedule of exchange rate changes on the statement of income explanatory

	For the period from January to December of the year
Foreign currency exchange rate changes	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Foreign currency loss	(22,293)	(25,400)	(17,241)
Foreign currency translation reserve	3,177	(255)	4,240
Total	(19,116)	(25,655)	(13,001)